Leases - Changes in lease liabilities (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Balance at January 1	₽ 197,045	₽ 241,997
New leases	62,686	31,642
Modification of leases	25,091	13,618
Derecognition of lease liabilities	(14,212)
Interest on lease liabilities	17,912	20,466
Payment of interest on lease liabilities	(17,400)	(20,466)
Payment of lease liabilities	(114,365)	(90,166)
Foreign exchange loss	(757)
Translation difference	(3,631)	46
Balance at December 31	161,145	197,045
Current portion	115,883	100,864
Non-current portion	₽ 45,262	₽ 96,181